Filed Pursuant to Rule 497

File Nos. 333-214851 and 811-23216

FS SERIES TRUST

Supplement dated December 7, 2021 to the

FS Long/Short Equity Fund (the “Fund”)

Prospectus and Statement of Additional Information, each dated April 30, 2021 (as revised September 1, 2021 and September 30, 2021)

Effective as of the close of business on December 7, 2021, the Fund will no longer accept purchases from new or existing shareholders into the Fund.

Please retain this Supplement for future reference.